UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Countrywide Investments, Inc.
          ----------------------------------------------------------------------
Address:  312 Walnut Street, 21st Floor
          ----------------------------------------------------------------------
          Cincinnati, Ohio 45202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-4774
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maryellen Peretzky
          ----------------------------------------------------------------------
Title:    Chief Operations Officer, Secretary
          ----------------------------------------------------------------------
Phone:    (513) 629-2000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Maryellen Peretzky                      Cincinnati, Ohio            8/12/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -------------------

Form 13F Information Table Entry Total:     122
                                        -------------------

Form 13F Information Table Value Total: $271,771
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-                                NONE
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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           ITEM 1              ITEM 2      ITEM 3    ITEM 4    ITEM 5               ITEM 6             ITEM 7          ITEM 8
       NAME OF ISSUER         TITLE OF     CUSIP      FAIR    SHARES OR      INVESTMENT DISCRETION    MANAGERS    VOTING AUTHORITY
                               CLASS       NUMBER    MARKET   PRINCIPAL    ------------------------- See Instr.       (SHARES)
                                                      VALUE     AMOUNT              (b)                  V.
                                                     (000's)                (a)   Shared-      (c)
                                                                           Sole  As Defined  Shared-             (a)    (b)    (c)
                                                                                 in Instr. V  Other              Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                       COM      001055 10 2   4,739    98,989     X                                   40,000         58,989
AES CORP                        COM      00130H 10 5   4,304    74,050     X                                   45,000         29,050
AT&T CORP                       COM      001957 10 9   4,644    83,203     X                                   45,000         38,203
ABBOTT LABS                     COM      002824 10 0   2,729    60,050     X                                   30,000         30,050
ADAPTEC INC                     COM      00651F 10 8     212     6,000     X                                                   6,000
ALBERTSONS INC                  COM      013104 10 4   2,930    56,830     X                                   30,000         26,830
ALCOA INC                       COM      013817 10 1     346     5,600     X                                                   5,600
AMERICAN EXPRESS CO             COM      025816 10 9   1,003     7,705     X                                                   7,705
AMERICAN HOME PRODS CORP        COM      026609 10 7   3,789    65,975     X                                   25,000         40,975
AMERICAN INTL GROUP INC         COM      026874 10 7   4,441    37,909     X                                   18,500         19,409
AMERICAN WTR WKS INC            COM      030411 10 2   2,320    75,450     X                                   70,000          5,450
AMERITECH CORP NEW              COM      030954 10 1   5,392    73,356     X                                   57,800         15,556
ANHEUSER BUSCH COS INC          COM      035229 10 3     355     5,000     X                                                   5,000
APACHE CORP                     COM      037411 10 5   1,958    50,200     X                                   35,000         15,200
ASSOCIATES FIRST CAP CORP      CL A      046008 10 8     212     4,808     X                                                   4,808
BRITISH PETRO CO                ADR      055622 10 4     230     2,117     X                                                   2,117
BANC ONE CORP                   COM      059438 10 1     924    15,518     X                                                  15,518
BANK NEW YORK CO. INC           COM      064057 10 2   8,257   225,075     X                                   88,000        137,075
BANKAMERICA CORP NEW            COM      06605F 10 2     302     4,120     X                                                   4,120
BELL ATLANTIC CORP              COM      077853 10 9   4,051    61,962     X                                   50,000         11,962
BELLSOUTH CORP                  COM      079860 10 2   7,166   154,138     X                                   97,000         57,138
BRISTOL  MYERS  SQUIBB  CO      COM      110122 10 8     986    14,000     X                                                  14,000
CLECO CORP                      COM      12561M 10 7     911    30,000     X                                   30,000
CMS ENERGY CORP                 COM      125896 10 0   2,670    63,750     X                                   60,000          3,750
CSX CORP                        COM      126408 10 3     227     5,000     X                                                   5,000
CVS CORP                        COM      126650 10 0     203     4,000     X                                                   4,000
CAMPBELL SOUP CO                COM      134429 10 9     241     5,200     X                                                   5,200
CHASE MANHATTAN CORP NEW        COM      16161A 10 8     388     4,486     X                                                   4,486
CINCINNATI FINL CORP            COM      172062 10 1     714    19,019     X                                                  19,019
CINERGY CORP                    COM      172474 10 8   2,720    85,001     X                                   50,000         35,001
CISCO SYS INC                   COM      17275R 10 2   2,079    32,270     X                                                  32,270
CITIGROUP INC                   COM      172967 10 1     809    17,033     X                                                  17,033
COCA  COLA  CO                  COM      191216 10 0   1,765    28,469     X                                                  28,469
COMMERCE BANCSHARES INC         COM      200525 10 3     460    11,419     X                                                  11,419
COMPAQ COMPUTER CORP            COM      204493 10 0   3,376   142,539     X                                   40,000        102,539
CONAGRA INC                     COM      205887 10 2     599    22,500     X                                                  22,500
CONSTELLATION ENERGY GROUP      COM      210371 10 0   1,498    50,550     X                                   50,050            500
DPL INC                         COM      233293 10 9   1,498    81,484     X                                   75,000          6,484
DELL COMPUTER CORP              COM      247025 10 9     296     8,000     X                                                   8,000
DIEBOLD INC                     COM      253651 10 3   1,202    41,825     X                                   30,000         11,825
DISNEY WALT CO                  COM      254687 10 6   3,974   128,959     X                                   52,294         76,665
DOW CHEMICAL                    COM      260543 10 3     247     1,944     X                                                   1,944
DU PONT E I DE NEMOURS & CO     COM      263534 10 9   4,482    65,615     X                                   25,000         40,615
DUKE ENERGY CORP                COM      264399 10 6   2,726    50,125     X                                   42,000          8,125
EMERSON ELEC CO                 COM      291011 10 4   1,514    24,070     X                                   21,000          3,070
ENRON CORP                      COM      293561 10 6   4,775    58,405     X                                   25,000         33,405
EXXON CORP                      COM      302290 10 1   1,900    24,636     X                                                  24,636
FPL GROUP INC                   COM      302571 10 4   2,502    45,800     X                                   45,000            800
FEDERAL HOME LN MTG CORP        COM      313400 30 1   6,268   108,062     X                                   36,000         72,062
FEDERAL NATL MTG ASSN           COM      313586 10 9   2,434    35,670     X                                                  35,670
FEDERATED DEPT STORES INC DEL   COM      31410H 10 1     503     9,500     X                                                   9,500
FIDELITY FINANCIAL OF OHIO      COM      31614P 10 7     205    17,087     X                                                  17,087
FIFTH THIRD BANCORP             COM      316773 10 0   7,168   107,686     X                                    6,750        100,936
FIRST VA BANKS INC              COM      337477 10 3     236     4,800     X                                                   4,800
FIRSTAR CORP                    COM      33763V 10 9   4,343   155,125     X                                   24,000        131,125
FORD MTR CO DEL                 COM      345370 10 0     891    15,781     X                                                  15,781
GTE CORP                        COM      362320 10 3   5,850    77,335     X                                   45,000         32,335
GANNETT INC                     COM      364730 10 1     357     5,000     X                                                   5,000
GAP INC DEL                     COM      364760 10 8   7,382   146,546     X                                   99,375         47,171
GENERAL ELEC CO                 COM      369604 10 3   7,039    62,295     X                                   21,000         41,295
HEINZ H J CO                    COM      423074 10 3     227     4,535     X                                                   4,535
HEWLETT PACKARD CO              COM      428236 10 3   5,689    56,610     X                                   23,100         33,510
HOME DEPOT INC                  COM      437076 10 2     315     4,894     X                                                   4,894
HORACE MANN EDUCATORS CORP NEW  COM      440327 10 4   1,840    67,675     X                                   40,000         27,675
HUBBELL INC                    CL B      443510 20 1     293     6,450     X                                                   6,450
HUNTINGTON BANCSHARES INC       COM      446150 10 4     496    14,163     X                                                  14,163
INDIANA ENERGY INC              COM      454707 10 0     213     9,999     X                                                   9,999
INDYMAC MTG HLDGS INC           COM      456607 10 0   1,518    94,855     X                                        0         94,855
INTEL CORP                      COM      458140 10 0   8,045   135,212     X                                   52,800         82,412
INTERNATIONAL BUSINESS MACHS    COM      459200 10 1     786     6,080     X                                                   6,080
JOHNSON & JOHNSON               COM      478160 10 4   4,586    46,800     X                                   22,000         24,800
KANSAS CITY PWR & LT CO         COM      485134 10 0   1,379    54,070     X                                   50,000          4,070
KEYCORP NEW                     COM      493267 10 8   1,237    38,503     X                                                  38,503
KIMBERLY CLARK CORP             COM      494368 10 3     274     4,800     X                                                   4,800
LILLY ELI & CO                  COM      532457 10 8   1,153    16,100     X                                                  16,100
LOWES COS INC                   COM      548661 10 7   1,178    20,775     X                                                  20,775
LUCENT TECHNOLOGIES INC         COM      549463 10 7     717   129,260     X                                   55,552         73,708
MCN ENERGY GROUP INC            COM      55267J 10 0   1,848    89,050     X                                   70,000         19,050
MCI WORLDCOM INC                COM      55268B 10 6   3,163    36,700     X                                   26,000         10,700
MATTEL INC                      COM      577081 10 2   3,050   116,071     X                                   55,000         61,071
MAY DEPT STORES CO              COM      577778 10 3     245     6,000     X                                                   6,000
MCDONALDS CORP                  COM      580135 10 1   6,909   167,800     X                                   64,800        103,000
MEDTRONIC INC                   COM      585055 10 6   1,748    22,450     X                                   14,000          8,450
MELLON BK CORP                  COM      585509 10 2     810    22,270     X                                                  22,270
MERCK & CO INC                  COM      589331 10 7   4,529    61,410     X                                   20,000         41,410
MERRILL LYNCH & CO INC          COM      590188 10 8     286     3,600     X                                                   3,600
MICROSOFT CORP                  COM      594918 10 4     859     9,520     X                                                   9,520
MINNESOTA MNG & MFG CO          COM      604059 10 5     257     2,960     X                                                   2,960
MOBIL CORP                      COM      607059 10 2     513     5,200     X                                                   5,200
MONSANTO CO                     COM      611622 10 7     380     9,600     X                                                   9,600
MOTOROLA INC                    COM      620076 10 9   2,922    30,835     X                                   11,250         19,585
NEWELL RUBBERMAID CO            COM      651192 10 6   3,347    72,100     X                                   35,000         37,100
NEWS CORP LTD - SPONS           ADR      652487 70 3     233     4,750     X                                                   4,750
NORTEL NETWORKS CORP            COM      656569 10 0   6,527    75,180     X                                   42,700         32,480
NORTHN STS PWR CO MINN          COM      665772 10 9   1,466    60,600     X                                   60,000            600
ONEOK INC NEW                   COM      682680 10 3     794    25,000     X                                   25,000
PPG INDUSTRIES INC              COM      693506 10 7     205     3,477     X                                                   3,477
PAINE WEBBER GROUP INC          COM      695629 10 5     365     7,800     X                                                   7,800
PEPSICO INC                     COM      713448 10 8   4,286   110,785     X                                   42,800         67,985
PFIZER  INC                     COM      717081 10 3  10,656    97,625     X                                   26,600         71,025
PHILIP MORRIS COS INC           COM      718154 10 7     661    16,450     X                                                  16,450
PITNEY BOWES INC                COM      724479 10 0     463     7,200     X                                                   7,200
PROCTER & GAMBLE CO             COM      742718 10 9   8,591    96,261     X                                   36,200         60,061
PROVIDENT FINL GROUP INC        COM      743866 10 5     336     7,669     X                                                   7,669
QUALCOMM INC                    COM      747525 10 3     617     4,300     X                                                   4,300
RAYTHEON CO                     CL B     755111 40 8     365     5,175     X                                                   5,175
SBC COMMUNICATIONS INC          COM      78387G 10 3   1,092    18,833     X                                                  18,833
SARA LEE CORP                   COM      803111 10 3   2,011    88,650     X                                   41,600         47,050
SCANA CORP                      COM      805898 10 3   1,402    60,000     X                                   60,000
SCHERING PLOUGH CORP            COM      806605 10 1   2,203    41,970     X                                                  41,970
SHELL TRANSPORT & TR-SP         ADR      822703 60 9     223     4,800     X                                                   4,800
SUN MICROSYSTEMS INC            COM      866810 10 4   8,014   116,350     X                                   58,000         58,350
SUNTRUST BANKS INC              COM      867914 10 3     408     5,876     X                                    5,000            876
TJX COMPANIES INC               COM      872540 10 9   2,242    67,300     X                                   36,000         31,300
TEXACO INC.                     COM      881694 10 3     202     3,240     X                                                   3,240
TIME WARNER INC                 COM      887315 10 9     327     4,500     X                                                   4,500
TORONTO - DOMINION BANK         COM      891160 50 9     887    19,500     X                                                  19,500
WICOR INC                       COM      929253 10 2   1,397    50,000     X                                   50,000
WACHOVIA CORP                   COM      929771 10 3     839     9,800     X                                                   9,800
WAL MART STORES INC             COM      931142 10 3     725    15,020     X                                                  15,020
WARNER LAMBERT CO               COM      934488 10 7   1,320    19,100     X                                                  19,100
WELLS FARGO & CO NEW            COM      949746 10 1   4,360   101,995     X                                   30,000         71,995